Schedule of Assets (Held at Year-End)	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Schedule of Assets (Held at Year-End)
SUPPLEMENTAL SCHEDULE

Community Trust Bancorp, Inc.
Savings Plan

Form 5500, Schedule H, Part IV, Line 4i
EIN 61-0979818, Plan #006
Schedule of Assets (Held at Year-End)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Mutual Funds
	American Funds	American Balanced R6	**	$1,107,891

	American Funds	New World R6	**	74,075

	Dodge & Cox	Income Fund X	**	4,567,024

	Dodge & Cox	Stock Fund X	**	7,827,390

	Federated	Hermes MDT Small Cap Core R6	**	2,085,403

	Fidelity	500 Index Fund	**	23,388,387

	Goldman Sachs	Short Duration Bond R6	**	1,684,172

	MFS	Mid Cap Value R6	**	4,858,721

	Nuveen	International Equity Index Fund R6	**	4,382,610

	Vanguard	Growth Index Admiral	**	6,419,130

	Vanguard	Mid-Cap Growth Index Admiral	**	3,986,255

	Vanguard	Small Cap Growth Index Admiral	**	2,935,850

	Vanguard	Target Retirement 2020 Fund	**	30,457

	Vanguard	Target Retirement 2025 Fund	**	1,004,601

	Vanguard	Target Retirement 2030 Fund	**	1,644,268

	Vanguard	Target Retirement 2035 Fund	**	1,466,905

	Vanguard	Target Retirement 2040 Fund	**	1,022,605

	Vanguard	Target Retirement 2045 Fund	**	446,093

*	Vanguard	Target Retirement 2050 Fund	**	1,340,552

	Vanguard	Target Retirement 2055 Fund	**	767,043

	Vanguard	Target Retirement 2060 Fund	**	201,951

	Vanguard	Target Retirement 2065 Fund	**	187,775

	Vanguard	Target Retirement 2070 Fund	**	147,207

	Vanguard	Target Retirement Income Fund	**	626,312

	WCM	WCM Focused International Growth Instl	**	90,564

				72,293,241
	Money Market Funds
	Goldman Sachs	Financial Square Government Fund	**	5,861,415

	Common Stock
*	Community Trust Bancorp, Inc.	Common Stock, 304,335 shares	**	17,194,927

	Total Investments			$95,349,583

* Indicates a party-in-interest as defined by ERISA.
** The cost of participant-directed investments is not required to be disclosed.